Schedule of comparison between book value and fair value of financial instruments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Financial liabilities	R$ (19,754,027)	R$ (17,851,998)
Financial liabilities, at fair value	(27,142,392)	(20,614,154)
[custom:FinancialLiabilitiesAtFairValueOne-0]	R$ (20,039,107)	(19,252,869)
B R Fbonds B R F S A B R F S B Z 5 [Member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity	2022
Financial liabilities	R$ (396,802)	(367,714)
Financial liabilities, at fair value	R$ (409,454)	(389,611)
B R Fbonds B R F S A B R F S B Z 4 [Member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity	2024
Financial liabilities	R$ (1,653,847)	(1,538,086)
Financial liabilities, at fair value	R$ (1,726,951)	(1,659,891)
B R Fbonds B R F S A B R F S B Z 3 [Member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity	2023
Financial liabilities	R$ (1,303,821)	(1,207,468)
Financial liabilities, at fair value	R$ (1,337,246)	(1,275,598)
B R Fbonds B R F S A B R F S B Z 2 [Member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity	2022
Financial liabilities	R$ (1,072,454)	(1,081,404)
Financial liabilities, at fair value	R$ (1,076,964)	(1,105,478)
B R Fbonds B R F S A B R F S B Z 478 [Member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity	2030
Financial liabilities	R$ (3,914,280)	(3,951,539)
Financial liabilities, at fair value	R$ (3,993,593)	(4,333,054)
B R Fbonds B R F S A B R F S B Z 534 [Member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity	2050
Financial liabilities	R$ (4,423,083)	(4,106,115)
Financial liabilities, at fair value	R$ (4,521,103)	(4,705,851)
Debentures [Member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity	2026
Financial liabilities	R$ (823,946)	(771,138)
Financial liabilities, at fair value	R$ (821,444)	(778,016)
Debentures One [Member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity	2030
Financial liabilities	R$ (2,351,363)	(2,250,867)
Financial liabilities, at fair value	R$ (2,382,298)	(2,225,796)
Debentures Two [Member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity	2031
Financial liabilities	R$ (1,034,706)
Financial liabilities, at fair value	R$ (915,353)
B R F Gmb Hbonds B R F S A B R F S B Z 4 [Member]
IfrsStatementLineItems [Line Items]
Borrowings, maturity	2026
Financial liabilities	R$ (2,779,725)	(2,577,667)
Financial liabilities, at fair value	R$ (2,854,701)	R$ (2,779,574)